Vessels and Rigs Under Construction and Acquisition(Tables)	6 Months Ended
Jun. 30, 2011
Vessels And Rigs Under Construction And Acquisitions [Abstract]
Advances For Vessels And Rigs Under Construction And Acquisition
	December 31,	June 30,
	2010	2011
Balance at beginning of year/period	$1,182,600	$2,072,699
Advances for vessels/drillships under construction and related costs	894,416	1,783,129
Vessels/drillships delivered	(4,317)	(1,966,598)
Balance at end of year/period	$2,072,699	$1,889,230